Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition of Melo Inc. [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 634
Other current assets	3,335
Property and equipment	370
Intangible assets	¥ 13,708
Amortization Period	19 years
ROU assets	¥ 301
Lease liabilities, current	(127)
Current liabilities	(2,881)
Lease liabilities, non-current	(174)
Goodwill	92,717
Total purchase consideration	¥ 107,883